Measurement categories, credit risk and maturity analysis of financial instruments (Narrative) (Detail) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2009	Dec. 31, 2008
Disclosure Measurement Categories [Line Items]
Notional amount of loans, but not structured loans, designated at fair value	SFr 4	SFr 609
Notional amount of credit derivatives used to mitigate credit risks of loans, but not structured loans, designated at fair value		578
Fair value of credit derivatives used to mitigate credit risks of loans, but not structured loans, designated at fair value		(7)
Carrying value of remaining reclassified financial assets	100	200
Fair value of remaining reclassified financial assets	100	200
Gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	1	1
Gains (losses) to be recognised in profit or loss if financial assets had not been reclassified	(4)
Trading portfolio assets at reclassification date
Disclosure Measurement Categories [Line Items]
Reclassification into loans			SFr 600	SFr 26,000
UBS AG
Disclosure Measurement Categories [Line Items]
Notional amount of loans, but not structured loans, designated at fair value	4	609
Notional amount of credit derivatives used to mitigate credit risks of loans, but not structured loans, designated at fair value		578
Fair value of credit derivatives used to mitigate credit risks of loans, but not structured loans, designated at fair value		(7)
Carrying value of remaining reclassified financial assets	100	200
Fair value of remaining reclassified financial assets	100	200
Gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	1	SFr 1
Gains (losses) to be recognised in profit or loss if financial assets had not been reclassified	SFr (4)
UBS AG | Trading portfolio assets at reclassification date
Disclosure Measurement Categories [Line Items]
Reclassification into loans			SFr 600	SFr 26,000